Property and Equipment, Net (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property and Equipment, Net [Line Items]
Depreciation expense		$ 40,959	$ 34,833	$ 83,226	$ 81,625	$ 33,368
Impairment loss
Land and Building [Member]
Property and Equipment, Net [Line Items]
Disposal value	$ 1,963,268
Gain loss on disposal	196,503
Previously Reported [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Disposal value	1,745,094
Gain loss on disposal	125,804
Minimum [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	437,967
Minimum [Member] | Previously Reported [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	392,654
Maximum [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	1,328,798
Maximum [Member] | Previously Reported [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 1,191,319
Chuancheng Digital [Member]
Property and Equipment, Net [Line Items]
Carrying value		$ 100,497		$ 130,533	$ 191,260